Note 6 - Employee Incentive Schemes - Share Based Arrangements (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	Sep. 30, 2020	Mar. 31, 2020
Grant Date 1 [Member]
Exercise Price (A$) (in AUD per share)	$ 0.30
Share Price at Grant Date (A$) (in AUD per share)	$ 0.32
Volatility	62.00%
Expected Life (years) (Year)	4 years 219 days
Risk-Free Interest rate	0.45%
Fair Value of Option (A$) (in AUD per share)	$ 0.11
Grant Date 2 [Member]
Exercise Price (A$) (in AUD per share)		$ 0.20
Share Price at Grant Date (A$) (in AUD per share)		$ 0.13
Volatility		61.00%
Expected Life (years) (Year)		4 years
Risk-Free Interest rate		0.44%
Fair Value of Option (A$) (in AUD per share)		$ 0.03
Grant Date 3 [Member]
Exercise Price (A$) (in AUD per share)		0.25
Share Price at Grant Date (A$) (in AUD per share)		$ 0.13
Volatility		61.00%
Expected Life (years) (Year)		5 years
Risk-Free Interest rate		0.50%
Fair Value of Option (A$) (in AUD per share)		$ 0.03
Grant Date 4 [Member]
Exercise Price (A$) (in AUD per share)		0.30
Share Price at Grant Date (A$) (in AUD per share)		$ 0.13
Volatility		61.00%
Expected Life (years) (Year)		5 years
Risk-Free Interest rate		0.50%
Fair Value of Option (A$) (in AUD per share)		$ 0.02